Investment Objectives and Goals - Longboard Fund	Sep. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Longboard Fund, (the “Fund”) is to seek long-term capital appreciation.